Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	May 31, 2020	May 31, 2019	Sep. 30, 2018	May 31, 2018
Suzhou Hongyi [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable (Note 3)		$ 15,150	$ 42,608
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair values	$ 27,696	47,841
Available-for-sale investments	201,815	224,760		$ 385,695
Total	229,511	287,751
Fair Value, Measurements, Recurring [Member] | Suzhou Hongyi [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable (Note 3)		15,150
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair values	27,696	47,841
Available-for-sale investments				153,294
Total	27,696	47,841
Significant Other Observable Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	41,889	78,879		98,504
Total	41,889	78,879
Significant Other Observable Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	159,926	145,881		$ 133,897
Total	$ 159,926	161,031
Significant Other Observable Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Suzhou Hongyi [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable (Note 3)		$ 15,150